SHARE CAPITAL	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 7     -   SHARE CAPITAL

A.
In December 1999, the Company completed an initial public offering in the United States and issued 4,600,000 ordinary shares (including the underwriters' over-allotment) for net proceeds of $49,838. Following the public offering, the Company's shares are traded on the Over-the-counter market and were listed on the NASDAQ National Market, until March 13, 2009 upon which listing of the Company's securities was transferred to the NASDAQ Capital Market.

In March 2000, the Company completed a second public offering in the United States and issued 1,500,000 ordinary shares for net proceeds of $62,702.

In October 2000 and March 2001, the Board of Directors of the Company approved the purchase of up to 1,000,000 of the Company's ordinary shares for up to $10,000. Through December 31, 2003, the Company had purchased 898,500 of its ordinary shares, in the aggregate amount of $9,885.

In April 2005, the Board of Directors of the Company approved the purchase of shares of the Company for up to $10,000, subject to market conditions and approval by the Board of Directors.

The Company has not purchased any of its ordinary shares following the April 2005 approval.

In August 2007, the Company has entered into Purchase Agreements with institutional investors. Pursuant to the Purchase Agreements, the Company agreed to sell 3,200,000 ordinary shares at $6.00 per share. The purchasers also received five-year warrants to purchase ordinary shares at an exercise price of $8.00 per share (subject to adjustments). The Company evaluated each component in the Purchase agreement to determine whether it should be classified as equity or liability. The company determined that all components (warrants and shares) were determined to be eligible for equity classification. As such the warrants were initially recorded in equity at their fair value at the date of issuance, with no subsequent remeasurement, with the remainder of the proceeds allocated to the shares. The fair value of the warrants amounted to $1,081.

In February 2010, the Company has implemented a one-for-ten reverse stock split of its outstanding ordinary shares. Pursuant to this reverse stock split, each ten (10) shares of common stock of the Company's issued and outstanding shares as of the date following the reverse stock split was converted into one (1) share of the Company's common stock.  All shares referred to in these financial statements are presented after giving effect to the reverse stock split.

B.	Stock Options

(i)	Under the Company's six Stock Option Plans (the "Plans"), up to 10,142,433 options approved to be granted to employees and directors of the Company.

(ii)	Pursuant to the Plans, as of December 31, 2013, no options of the Company are available for future grants.

(iii)	The options granted generally vest over periods of up to 3 years from the date of the grant. The options granted subsequent to 2005 expire after 4 years.

(iv)
In October 2007, the Board of Directors of the Company allowed the grant of Restricted Stock Units (“RSU”) under each of the Company's Plans. RSU is a right to receive a share of the Company, under certain provisions, for a consideration of no more than the underlying share's nominal value (NIS 0.1). In addition, upon the lapse of the vesting period of RSU, such RSU shall automatically vest into the Company's ordinary share and the grantee shall pay to the Company its nominal value as a precondition to any receipt of such share.

(v)
In January 2012 the Company granted its CEO, Tzvika Shukhman, options to purchase up to 100,000 ordinary shares of Metalink, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options will vest in 24 equal monthly installments after the effective date; (iii) the vesting of all options is fully accelerated in a change of control or if the company terminates the agreement for no cause; (iv) all other terms and conditions in connection with the above options shall be as set forth in the Company's stock option plan. Those options are treated as equity instruments issued to other than employees.

(vi)
During 2012 the Board of Directors decided to grant its director, Hudi Zak, options to purchase up to 12,500 ordinary shares of Metalink, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options are all fully vested upon the grant; and (iii) all other terms and conditions in connection with the above options shall be as set forth in the Company's stock option plan.

A summary of the status of the Company's stock option plans to employees and directors of the Company, including RSU as of December 31, 2014, 2013 and 2012 and changes during the years then ended are as follows:

	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price
Options outstanding at
beginning of year	112,500	-	112,500	-	-	-
Granted during year	-	-	-	-	112,500	-
Forfeited during year	-	-	-	-	-	-
Exercised during year	-	-	-	-	-	-

Outstanding at end of year	112,500	1.5	112,500	1.5	112,500	1.5

Options exercisable at end
of year	112,500	1.5	112,500	1.5	62,500	1.5

Weighted average fair
value of options & RSU granted
during year	-		$-		0.14

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		-		-